LATE REMITTANCES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
LATE REMITTANCES	LATE REMITTANCES
During 2025, participant contributions totaling $298, were not remitted within the appropriate time by the Plan sponsor. These transactions constitute prohibited transactions as defined by ERISA. The Plan sponsor is in process of self correcting these balances during 2026.